Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2022
Selected Statements of Operations Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA

NOTE 12: - SELECTED STATEMENTS OF OPERATIONS DATA

a.	The Company applies ASC 280, “Segment Reporting”. The Company operates in one reportable segment (see also Note 1 for a brief description of the Company’s business).

b.	The following tables present total revenues for the years ended December 31, 2022, 2021 and 2020 and long lived assets, net as of December 31, 2022 and 2021 by geographic regions:

1.	Revenues by geographic region are as follows:

	Year ended December 31,
	2022	2021	2020

North America	$22,943	$21,777	$20,323
Asia (*)	12,513	14,686	15,190
Latin America	2,959	1,071	223
EMEA (including Israel)	7,636	2,748	1,826

	$46,051	$40,282	$37,562

(*)	Includes Japan and the Philippines which accounted for more than 10% of the Company’s revenues in all years presented.

Total revenues are attributed to geographic areas are based on the location of the end-customer.

In 2022, 2021 and 2020, the amount of export revenues represented 97%, 94% and 96%, respectively, of the Company’s total revenues.

2.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2022	2021	2020

A	49	52	53
B (*)	28	26	29
C	5	10	11

	82%	88%	93%

(*)	For the year ended December 31, 2022, operating both in Asia and EMEA.

3.	Long-lived assets by geographic areas:

	Year ended December 31,
	2022	2021

Israel	$2,302	$1,730
United States	746	885
Other	419	453

Total long-lived assets (1)	$3,467	$3,068

(1)	Long-lived assets are comprised of property and equipment, net and operating lease right-of use.

c.	Financial income, net:

	Years ended December 31,
	2022	2021	2020

Financial Income:
Interest income	$1,778	$666	$1,133
Foreign currency exchange gain	1,313	250	878

	3,091	916	2,011

Financial expenses:
Bank charges	(16)	(15)	(15)
Foreign currency exchange loss	(1,059)	(547)	(1,186)

	(1,075)	(562)	(1,201)

	$2,016	$354	$810

d.	Net loss per Ordinary Share:

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:

	Years ended December 31,
	2022	2021	2020
Numerator:

Numerator for basic net loss per Ordinary Share	$(2,257)	$(5,263)	$(3,992)

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Numerator for dilutive net loss per Ordinary Share	$(2,257)	$(5,263)	$(3,992)

Denominator:

Denominator for basic net loss per Ordinary Share - weighted average number of Ordinary Shares	14,525,449	14,124,404	13,927,788

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Denominator for diluted net loss per Ordinary Share - adjusted weighted average number of Ordinary Shares	14,525,449	14,124,404	13,927,788